UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-1144
The Finance Company of Pennsylvania
(Exact name of registrant as specified in charter)
400 Market Street, Suite 425, Philadelphia, PA 19106
(Address of principal executive offices) (Zip code)
Charles E. Mather III, President
400 Market Street, Suite 425, Philadelphia, PA 19106
(Name and address of agent for service)
Registrant’s telephone number, including area code: (215) 351-4778
Date of fiscal year end: December 31
Date of reporting period: JANUARY 1, 2011 — MARCH 31, 2011

Shares /		Cost	Market
Units		Value	Value
	U. S. AGENCY SECURITIES
136,307	Fed. Home Loan Mtg. 6% 7/1/2019	141,084.39	148,187.20
423,352	Fed. Home Loan Mtg. Var.% 8/1/2019	428,627.25	460,128.33
101,400	US Treasury Bonds 2.125% 2/15/40	100,545.65	107,087.53
152,836	Govt Natl Mort Assoc 5% 5/15/2039	158,050.44	162,192.58
76,544	Govt Natl Mort Assoc 6% 4/15/2036	83,040.41	84,438.28

		911,348.14	962,033.92

	BONDS
25,000	Addison Alton Zero-A 11/15/2011	24,251.17	24,321.50
300,000	Allegheny Cnty PA Hosp Dev Auth 2/01/2037	226,569.22	212,805.00
200,000	California Statewide 4.375% 1/1/2023	200,000.00	204,318.00
40,000	Cuyahoga Cnty OH Eco Dev 7.35% 6/1/2012	40,453.98	40,876.00
35,000	Cuyahoga Cnty OH Eco Dev 8.625% 6/1/2022	40,557.33	41,569.50
100,000	Cuyahoga Cnty OH H Var % 10/01/2013	100,000.00	100,476.00
60,000	Dallas Ft.Worth Arpt. 6.6% 11/1/2012	61,265.66	61,443.60
30,000	East Baton Rouge LA Mtg Fin 9/10/2014	25,409.59	25,546.50
100,000	Fulton Cty GA Devel. Auth. 5.75% 3/1/2014	100,702.95	97,078.00
225,000	Glendale Wis Cmnty Dev Auth 4.9% 10/1/2011	225,000.00	227,351.25
200,000	Goldman Sachs Group 5.375% 6/2012	195,720.06	203,336.00
85,000	Grand Terrace CA Cmty 7.2% 9/1/2018	92,868.24	94,503.85
40,000	Los Alamos 5.15% 7/1/12	40,062.60	40,714.40
100,000	Louisiana Hsg Fin Agy 4.75% 6/1/27	105,770.44	101,755.00
265,000	Massachusetts St. Hsg. 5.962% 6/1/2017	265,000.00	273,374.00
170,000	Montana ST BRD HSG 5.5% 7/1/2011	172,294.85	175,890.50
300,000	Verizon Deb 8% 6/1/2022	344,134.01	362,778.00
45,000	NJ Economic Dev. Auth. 5.178% 11/1/2015	45,000.00	45,701.10
150,000	City of North Little Rock AR 7/20/2014	127,696.80	126,598.50
245,000	Ohio Hsg. Agy. Mtg. 5.08% 9/1/2013	243,661.76	257,485.20
200,000	Ohio St Wtr Dev Auth 4.879% 12/1/2034	200,000.00	191,698.00
190,000	Oklahoma Hsg Fin Agy 4.5% 9/1/2024	200,526.64	194,827.90
150,000	Pennsylvania Economic Dev Fing 6.25% 10/1/17	153,411.48	168,739.50
100,000	Riverside Cnty CA Single GNMA 8.35% 6/1/13	111,349.49	115,546.00
150,000	Rogers County OK Hsg 7/15/2014	127,991.43	121,926.00
100,000	Salt Lake Cnty UT Hosp 5.4% 2/15/2012	107,593.08	102,690.00
100,000	Texas St Transn Commn 5.028% 4/1/2026	100,000.00	98,633.00
320,000	University Oklahoma 5.6% 7/1/2020	320,137.86	328,742.40
275,000	Wisconsin St Gen Rev 5.2% 5/1/2018	275,000.00	285,945.00
245,000	Wyoming Cmnt Dev Auth 4.65% 6/01/2015	245,000.00	254,246.30
80,000	Wyoming Cmnt Dev Auth 4.8% 9/01/2015	80,000.00	82,830.40
215,000	Yorba Linda CA Redev Agy 5.25% 9/1/2015	217,543.77	214,174.40

		4,814,972.40	4,877,920.80

	SHORT-TERM SECURITIES
179,671	Blackrock Liquidity Funds Fed Fund	179,670.51	179,670.51
634,295	BNY Mellon Cash Reserve — Cooke & Bieler	634,295.01	634,295.01
98,081	BNY Mellon Cash Reserve — Board	98,080.98	98,080.98
		912,046.50	912,046.50

Shares /		Cost	Market
Units		Value	Value
	COMMON STOCKS
12,100	American Express Co.	499,860.93	546,920.00
9,200	Avery Dennison Corp	371,114.63	386,032.00
17,300	Avon Products Inc	492,334.46	467,792.00
5,000	Becton, Dickinson & Co.	133,906.50	398,100.00
8,800	Bemis Company	269,925.00	288,728.00
8,000	Berkshire Hathaway B	352,582.30	669,040.00
13,600	Best Buy Inc.	417,057.48	390,592.00
14,200	Carnival Corp.	666,383.28	544,712.00
6,200	Chubb Corp	373,010.60	380,122.00
11,300	Cintas Corp	336,450.72	342,051.00
11,000	Coca Cola Co.	9,597.23	729,850.00
7,900	Colgate Palmolive Co.	434,958.99	638,004.00
6,600	Darden Restaurants Inc	303,716.82	324,258.00
6,900	Diageo PLC Sponsored ADR	536,797.81	525,918.00
10,800	Diebold Inc.	382,581.36	382,968.00
4,800	Dover Corp.	40,861.12	315,552.00
18,000	Dow Chemical Co.	116,337.50	679,500.00
7,500	Emerson Electric Co.	57,084.38	438,225.00
111,806	Exxon Mobil Corp.	147,560.07	9,406,238.78
22,100	General Electric Co.	423,606.41	443,105.00
14,300	Harte Hanks Inc.	205,146.15	170,170.00
9,100	Illinois Tool Works Inc.	495,151.93	488,852.00
3,500	International Business Machines Corp.	83,733.12	570,745.00
13,700	International Speedway Corp.	404,114.03	408,260.00
12,600	Johnson and Johnson	69,355.12	746,550.00
6,900	Kimberly-Clark Corp.	315,998.53	450,363.00
8,000	Kohls Corp	436,120.00	424,320.00
4,000	LAM Research	220,063.60	226,640.00
20,000	Marsh & McLennan Companies Inc.	262,438.67	596,200.00
7,500	McDonalds Corp.	101,919.75	570,675.00
13,000	Merck & Co. Inc.	138,569.18	431,340.00
22,000	Microsoft Corp.	683,960.20	557,920.00
11,700	Molex Inc. Class A	246,363.39	242,073.00
732	PA. Warehousing & Safe Deposit Co.	71,398.95	2,329,051.25
20,000	Penn Virginia Corp.	2,291.54	339,200.00
165,154	PNC Financial Services Group Inc.	99,806.59	10,403,050.46
10,400	Quest Diagnostics Inc.	538,499.21	600,288.00
6,000	Raytheon Co.	305,602.80	305,220.00
20,200	Republic Services Inc	607,513.26	606,808.00
12,000	State Street Corp.	88,500.00	539,280.00
32,000	Steelcase Inc. CL A	342,192.00	364,160.00
16,975	Tyco Electronics	527,503.95	591,069.50
8,200	Tyco International Ltd	364,234.16	367,114.00
6,200	United Parcel Service CL B	453,677.56	460,784.00
8,300	Walmart Stores Inc.	421,297.08	432,015.00
17,800	Western Union Co	389,407.04	369,706.00
20,000	Verizon Communications Inc.	151,230.72	770,800.00
26,000	Vodaphone Group PLC	602,862.00	747,500.00

829,367		14,994,678.12	43,407,861.99

Shares /		Cost	Market
Units		Value	Value
	INTERNATIONAL
40,817.640	Harbor International Funds	1,865,000.00	2,572,735.85
30,629.270	Oakmark International Fund I	547,345.04	607,991.01
86,880.170	Dreyfus International Stock I	1,094,690.08	1,212,847.17
16,602.000	Vanguard Emerging Mkts. ETF	749,398.11	812,667.90

		4,256,433.23	5,206,241.93

		$25,889,478.39	$55,366,105.14

SUMMARY

		Cost Value	Market Value
	U.S. Agency Securities	$911,348.14	$962,033.92
	Bonds	4,814,972.40	4,877,920.80
	Short-Term Securities	912,046.50	912,046.50
	Common Stock	14,994,678.12	43,407,861.99
	International	4,256,433.23	5,206,241.93

		$25,889,478.39	$55,366,105.14

Item 2. Controls and Procedures
(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President, Charles E. Mather III, and Registrant’s Secretary-Treasurer, Herbert S. Riband, Jr., have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b) During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Finance Company of Pennsylvania

By	/s/ Charles E. Mather III
Charles E. Mather III, President
Date MAY 27, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ CHARLES E. MATHER III
Charles E. Mather III, President
Date MAY 27, 2011

By	/s/ Herbert S. Riband, Jr.
Herbert S. Riband, Jr.,
Secretary-Treasurer
Date MAY 27, 2011